Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Registrant Name	GENERATION INCOME PROPERTIES, INC.
Entity Central Index Key	0001651721